SCHEDULE OF NET EARNINGS ATTRIBUTABLE TO NON-CONTROLLING PARTNERSHIP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests	$ 4,016,672	$ 3,412,623	$ 4,542,880
Latam parque logistico coyol II [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests	(215,926)	1,358,675	130,433
Latam parque logistico san jose verbena [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests	4,682,615	2,177,996	4,323,820
Latam lagunilla industrial park [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests		(111,583)	111,583
Parque logistico callao [member]
Net earnings (loss) attributable to non-controlling interests
Net earnings (loss) attributable to non-controlling interests	$ (450,017)	$ (12,465)	$ (22,956)